Stock-based Compensation - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of common stock outstanding allowed for awards				10.00%
Stock option compensation expense		$ 1,100,000	$ 100,000
Number of shares outstanding which vested (in shares)				1,228,399	3,832,424	4,122,910	4,512,952
Fair value of vested options				$ 1,200,000	$ 600,000	$ 800,000
Unrecognized compensation expense				$ 900,000	$ 900,000
Weighted-average exercise price of non-vested awards (in usd per share)				$ 2.86	$ 2.52
Weighted-average remaining contractual term of vested awards				1 year 10 months 24 days	3 years 2 months 12 days
Weighted-average remaining contractual term of outstanding awards				2 years 8 months 12 days	2 years 9 months 18 days
Intrinsic value of options exercised				$ 20,700,000	$ 4,400,000	1,700,000
Excess tax benefits from share based compensation				$ (100,000)	$ 1,000,000.0	$ 100,000
Options granted (in shares)				0	108,288	612,771
Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding which vested (in shares)				80,098	1,137,176
Weighted-average remaining contractual term				1 year 10 months 24 days	3 years 2 months 12 days
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						5 years
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent				100.00%
Award termination period	10 years			10 years
Stock option compensation expense				$ 2,200,000	$ 500,000	$ 800,000
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years	3 years
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years	5 years
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted (in shares)		1,300,000
Estimated grant date fair value of options and RSUs granted		$ 17,600,000
RSU | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
RSU | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Class A-1 Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Options granted (in shares)		1,200,000
Class A-1 Common Stock | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class A1 common stock authorized (in shares)	6,000,000